Schedule of Notes Receivable (Details) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Notes receivable		$ 1,158,832
Amounts receivable	[1]	34,809
Receivables for Equity Issued		$ 1,193,641

[1]	Consists of receivables for the exercise of warrants and options at various exercise prices during the year ended December 31, 2021